United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/06

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Touchstone Investment Managers, LLC
Address:  920 SW Sixth Ave. Suite 261
	  Portland, OR  97204

Form 13F File Number:  28-10643

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Wayne Smith
Title: 	Chief Operating Officer
Phone:	(503) 552-6724

Signature, Place, and Date of Signing:

	Wayne S.. Smith		               Portland, Oregon  		 November 15, 2006
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13 Information Table Entry Total:             67
Form 13 Information Table Value Total:             72,327 (Thousands)

List of Other Included Managers:
NONE




FORM 13F INFORMATION TABLE

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COLUMN 1	      COLUMN 2	    COLUMN 3	COLUMN 4     		COLUMN     COLUMN 6    		    COLUMN 7	   	      COLUMN 8

                      TITLE OF		        VALUE	     		SHRS OR    SH/ PUT    		  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER		CLASS        CUSIP      (X$1000)    		PRN AMT   PRN CALL   		   DISCRETION  MANAGERS      SOLE   SHARED  NONE


ANSWERS CORP 		COM	03662X100	218 			20,000 		SH			SOLE		20,000
AVI BIOPHARMA INC 	COM	002346104	309 			85,000 		SH			SOLE		85,000
BALLY TOTAL FITNESS 	COM	05873K108	27 			18,000 		SH			SOLE		18,000
BEMA GOLD CORPORATION	COM	08135F107	3,544 			800,000 	SH			SOLE		800,000
BLUE NILE, INC. 	COM	09578R103	1,545 			42,500 		SH			SOLE		42,500
BODISEN BIOTECH, INC. 	COM	096892104	246 			27,500 		SH			SOLE		27,500
BRITESMILE INC 		COM	110415205	217 			86,899 		SH			SOLE		86,899
BROOKFIELD HOMES CORP 	COM	112723101	6,195 			220,000 	SH			SOLE		220,000
BUILD-A-BEAR WORKSHOP	COM	120076104	3,416 			150,000 	SH			SOLE		150,000
CBEYOND,  INC. 		COM	149847105	1,373 			50,000 		SH			SOLE		50,000
CORUS BANKSHARES INC 	COM	220873103	3,019 			135,000 	SH			SOLE		135,000
DANA CORPORATION 	COM	235811106	26 			25,000 		SH			SOLE		25,000
DORAL FINANCIAL CORPN	COM	25811P100	1,175 			178,299 	SH			SOLE		178,299
ENERGY CONVERSION DEV	COM	292659109	926 			25,000 		SH			SOLE		25,000
FAIRFAX FINANCIAL HLD.	COM	303901102	3,643 			28,000 		SH			SOLE		28,000
FIRST MERCHANTS ACCEP 	COM	320816101	1 			214,400 	SH			SOLE		214,400
FRIENDLY ICE CREAM CORP.COM	358497105	128 			12,000 		SH			SOLE		12,000
GOLDCORP INC 		COM	380956409	2,360 			100,000 	SH			SOLE		100,000
HANSEN NATURAL CORP 	COM	411310105	487 			15,000 		SH			SOLE		15,000
HOUSEVALUES, INC. 	COM	44183Y102	686 			117,500 	SH			SOLE		117,500
HYTHIAM, INC. 		COM	44919F104	235 			32,500 		SH			SOLE		32,500
IBIS TECHNOLOGY CORP 	COM	450909106	250 			70,000 		SH			SOLE		70,000
IMERGENT, INC. 		COM	45247Q100	431 			30,500 		SH			SOLE		30,500
INTERCHANGE CORPORATION	COM	45845K109	94 			20,000 		SH			SOLE		20,000
INVESTOOLS INC. 	COM	46145P103	532 			50,000 		SH			SOLE		50,000
IONATRON INC 		COM	462070103	289 			60,000 		SH			SOLE		60,000
IROBOT CORPORATION	COM	462726100	401 			20,000 		SH			SOLE		20,000
KFX INC. 		COM	48245L107	95 			9,000 		SH			SOLE		9,000
MARCHEX INC CMN CLASS B	COM	56624R108	1,151 			75,000 		SH			SOLE		75,000
MEDIS TECHNOLOGIES LTD 	COM	58500P107	2,034 			82,300 		SH			SOLE		82,300
MICROVISION INC (WASH) 	COM	594960106	207 			144,700 	SH			SOLE		144,700
MULTI-FINELINE ELEC.	COM	62541B101	507 			20,000 		SH			SOLE		20,000
NAUTILUS INC CMN	COM	63910B102	2,719 			197,763 	SH			SOLE		197,763
NEW CENTURY FINANCIAL 	COM	6435EV108	8,485 			215,858 	SH			SOLE		215,858
NOVASTAR FINANCIAL INC	COM	669947400	9,034 			309,500 	SH			SOLE		309,500
NVE CORP 		COM	629445206	3,815 			127,200 	SH			SOLE		127,200
OVERSTOCK.COM INC DEL 	COM	690370101	4,209 			240,105 	SH			SOLE		240,105
PEGASUS WIRELESS CORP 	COM	70558E108	50 			82,700 		SH			SOLE		82,700
PUT/AZO(AZOXP)        	PUT	053332102	25 			1,000 		PUT			SOLE		1,000
PUT/BBD(BBDXE)        	PUT	059460303	11 			500 		PUT			SOLE		500
PUT/CBG(CBGXD)        	PUT	12497T101	16 			500 		PUT			SOLE		500
PUT/CWTR(UCJVD)       	PUT	193068103	8 			800 		PUT			SOLE		800
PUT/JOYG(JQYVH)       	PUT	481165108	62 			200 		PUT			SOLE		200
PUT/MTG(MTGMJ)        	PUT	552848103	725 			10,000 		PUT			SOLE		10,000
PUT/MU(MUVP)          	PUT	595112103	75 			10,000 		PUT			SOLE		10,000
PUT/NEW(NEWMG)         	PUT	6435EV108	200 			1,000 		PUT			SOLE		1,000
PUT/NTRI(NSIXJ)       	PUT	67069D108	22 			100 		PUT			SOLE		100
PUT/PLCE(TUYXJ)      	PUT	168905107	11 			200 		PUT			SOLE		200
PUT/RDN(RDNMJ)         	PUT	750236101	120 			2,000 		PUT			SOLE		2,000
PUT/RHAT(RCVXD)       	PUT	756577102	33 			300 		PUT			SOLE		300
PUT/SCSS(QSLXD)       	PUT	81616X103	30 			350 		PUT			SOLE		350
PUT/SNDK(SWQVH)        	PUT	80004C101	3 			250 		PUT			SOLE		250
PUT/WCC(WCCVJ)        	PUT	95082P105	15 			500 		PUT			SOLE		500
PUT/WEBX(UWBXF)        	PUT	94767L109	9 			250 		PUT			SOLE		250
PUT/WFR(WFRVF)         	PUT	552715104	6 			250 		PUT			SOLE		250
PUT/WLT(WLTXI)         	PUT	93317Q105	105 			250 		PUT			SOLE		250
PUT/WM(WMMF)           	PUT	939322103	31 			3,103 		PUT			SOLE		3,103
PUT/WM(WWIMF)          	PUT	939322103	56 			750 		PUT			SOLE		750
PXRE GROUP LTD		COM	G73018106	124 			30,000 		SH			SOLE		30,000
RASER TECHNOLOGIES, INC	COM	754055101	125 			22,500 		SH			SOLE		22,500
RINKER GROUP LTD.	COM	76687M101	2,058 			40,000 		SH			SOLE		40,000
SHARPER IMAGE CORP 	COM	820013100	515 			50,000 		SH			SOLE		50,000
SIX FLAGS INC 		COM	83001P109	235 			45,000 		SH			SOLE		45,000
SULPHCO, INC. 		COM	865378103	528 			85,000 		SH			SOLE		85,000
TRI-VALLEY CORPORATION 	COM	895735108	38 			5,200 		SH			SOLE		5,200
TRUE RELIGION APPAREL	COM	89784N104	1,372 			65,000 		SH			SOLE		65,000
URANIUM RESOURCES INC	COM	916901507	1,475 			500,000 	SH			SOLE		500,000
VYYO INC 		COM	918458209	215 			45,000 		SH			SOLE		45,000

